Revenues - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Receivables, included in accounts receivable, net	$ 81	$ 376	$ 1,239
Contract assets, included in prepaid expenses and other current assets			149
Contract liabilities, included in deferred revenue, current and deferred revenue net of current portion	$ 1,749	$ 1,749	$ 5,648	$ 9,731